Cover	Oct. 29, 2026
Cover [Abstract]
Entity Registrant Name	BIOADAPTIVES, INC.
Entity Central Index Key	0001575142
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 29, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-54949
Entity Tax Identification Number	46-2592228
Entity Address Address Line 1	2620 Regatta Drive
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89128
City Area Code	702
Local Phone Number	659-8829
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false